CASH, CASH EQUIVALENTS AND INVESTMENTS (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified		12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended			12 Months Ended	3 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Xalted Networks Maximum	Dec. 31, 2012 Xalted Networks Maximum	Dec. 31, 2013 Cortina Cost method investment Series A preferred stock	Mar. 31, 2007 Cortina Cost method investment Series D preferred convertible stock	Dec. 31, 2013 Cortina Cost method investment Series D preferred convertible stock	Dec. 31, 2012 Cortina Cost method investment Series D preferred convertible stock	Dec. 31, 2008 Cortina Cost method investment Series D preferred convertible stock	Oct. 31, 2004 GCT SemiConductor, Inc. Cost method investment Series D preferred convertible stock	Dec. 31, 2012 GCT SemiConductor, Inc. Cost method investment Series D preferred convertible stock	Dec. 31, 2013 GCT SemiConductor, Inc. Cost method investment Series D preferred convertible stock	Mar. 31, 2006 Xalted Networks Cost method investment	Aug. 31, 2005 Xalted Networks Cost method investment	May 31, 2005 Xalted Networks Cost method investment	Sep. 30, 2012 Xalted Networks Cost method investment	Dec. 31, 2011 Xalted Networks Cost method investment	Sep. 30, 2009 Xalted Networks Cost method investment	Dec. 31, 2013 Xalted Networks Cost method investment	Dec. 31, 2012 SBI Cost method investment	Mar. 31, 2011 SBI Cost method investment	Mar. 31, 2010 SBI Cost method investment	Dec. 31, 2013 SBI Cost method investment	Dec. 31, 2008 SBI Cost method investment	Mar. 31, 2007 ImmenStar, Inc. Cost method investment Series A preferred stock	Sep. 30, 2004 ImmenStar, Inc. Cost method investment Series A preferred stock	Dec. 31, 2008 ImmenStar, Inc. Cost method investment Series A preferred stock	Jun. 30, 2011 Kranem Corporation Xalted Networks
CASH, CASH EQUIVALENTS AND INVESTMENTS
Payments to acquire investments									$ 3.0			$ 0.3	$ 1.0	$ 2.0					$ 0.6	$ 0.7	$ 0.7		$ 0.5		$ 2.0
Shares of preferred stock of Cortina received in exchange for investment in ImmenStar Inc.					3.6			0.4
Per share price of investment	$ 2.77				$ 0.837			$ 0.837
Cash received in exchange for investment																								1.8		0.2
Investment, ownership interest (as a percent)		10.00%	10.00%			1.00%	1.00%		2.00%													2.00%	2.00%
Other-than-temporary impairment charge				$ 0						$ 2.2	$ 0				$ 0.8	$ 0.5	$ 1.7	$ 0.3				$ 0
Issued and outstanding stock ownership percentage																											35.00%